BANKING FACILITIES (Details Narrative) - HKD ($)	Sep. 30, 2025	Sep. 30, 2024
Line of Credit Facility, Capacity Available for Trade Purchases	$ 4,400,000	$ 20,000,000
C M B Wing Lung Bank Limited [Member]
Utilized banking facilities	1,957,870	2,355,023
Unutilized banking facilities	$ 2,442,130	$ 17,644,977